VGOF-P30 08/24

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED AUGUST 1, 2024 TO THE

PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

PFS INVESTMENTS INC. (“PFSI”)

Policies Regarding Transactions Through PFSI

Effective August 1, 2024, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.

Share Classes

•	Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.

•	Class A1 and Class C shares: only in accounts that already hold such shares.

Breakpoints

•	Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation (“ROA”)

•

The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Franklin Templeton funds held by the shareholder on the PSS platform.

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It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton fund purchased with a sales charge. No shares of Franklin Templeton funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Franklin Templeton fund purchased on the PSS platform.

•

Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

•	ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (“LOI”)

•

By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

•

Only holdings of Franklin Templeton funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Franklin Templeton funds on the PSS platform, or other facts qualifying the purchaser for this discount.

•

Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

•

If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

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Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

•

Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

•	Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2024
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 31, 2024
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2024
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2024
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2024
BrandywineGLOBAL – Small Cap Value Fund	May 1, 2024
ClearBridge Global Infrastructure Income Fund	January 31, 2024
ClearBridge International Growth Fund	March 1, 2024
ClearBridge Small Cap Fund	March 1, 2024
ClearBridge Value Fund	March 1, 2024
Franklin International Equity Fund	January 31, 2024
Franklin U.S. Small Cap Equity Fund	May 1, 2024
Martin Currie Emerging Markets Fund	January 31, 2024

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	July 1, 2024
Western Asset Corporate Bond Fund	May 1, 2024
Western Asset Income Fund	December 1, 2023
Western Asset Intermediate Maturity California Municipals Fund	April 1, 2024
Western Asset Intermediate Maturity New York Municipals Fund	April 1, 2024
Western Asset Managed Municipals Fund	July 1, 2024
Western Asset Massachusetts Municipals Fund	April 1, 2024
Western Asset Mortgage Total Return Fund	May 1, 2024
Western Asset Municipal High Income Fund	December 1, 2023
Western Asset Oregon Municipals Fund	August 30, 2023
Western Asset Short Duration High Income Fund	December 1, 2023
Western Asset Short Duration Municipal Income Fund	July 1, 2024
Western Asset Short-Term Bond Fund	May 1, 2024
Western Asset Ultra-Short Income Fund	September 29, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2024
BrandywineGLOBAL – High Yield Fund	May 1, 2024
ClearBridge All Cap Value Fund	January 31, 2024
ClearBridge Appreciation Fund	March 1, 2024
ClearBridge Dividend Strategy Fund	May 1, 2024
ClearBridge Growth Fund	December 29, 2023
ClearBridge International Value Fund	March 1, 2024
ClearBridge Large Cap Growth Fund	April 1, 2024
ClearBridge Large Cap Value Fund	March 1, 2024
ClearBridge Mid Cap Fund	March 1, 2024
ClearBridge Mid Cap Growth Fund	March 1, 2024
ClearBridge Select Fund	March 1, 2024
ClearBridge Small Cap Growth Fund	March 1, 2024
ClearBridge Small Cap Value Fund	January 31, 2024
ClearBridge Sustainability Leaders Fund	March 1, 2024
ClearBridge Tactical Dividend Income Fund	March 1, 2024
Franklin Global Equity Fund	March 1, 2024
Franklin Multi-Asset Conservative Growth Fund	June 1, 2024
Franklin Multi-Asset Defensive Growth Fund	June 1, 2024
Franklin Multi-Asset Growth Fund	June 1, 2024
Franklin Multi-Asset Moderate Growth Fund	June 1, 2024
Franklin U.S. Large Cap Equity Fund	April 1, 2024

Fund	Date of Prospectus

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2024
Western Asset Core Plus Bond Fund	May 1, 2024
Western Asset High Yield Fund	September 29, 2023
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2024
Western Asset Intermediate Bond Fund	September 29, 2023
Western Asset Macro Opportunities Fund	March 1, 2024
Western Asset Total Return Unconstrained Fund	September 29, 2023

Please retain this supplement for future reference.

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